Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Income Tax Expenses

	2018	2019	2020
Provision for income tax on the estimated taxable income for the year
- Hong Kong	88	66	99
- Mainland China and other countries	459	556	2,858
Under/(over) provision in respect of prior years	18	(250)	40

	565	372	2,997
Deferred taxation	2,259	2,423	453

Income tax expenses	2,824	2,795	3,450

Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit
Reconciliation between actual income tax expense and accounting profit at PRC statutory tax rate:

	Note		2018	2019	2020
Income before income tax			13,081	14,167	16,027

Expected income tax expense at PRC statutory tax rate of 25%			3,270	3,542	4,007
Impact of different tax rates outside Mainland China			(47)	(22)	(39)
Tax effect of preferential tax rate	(i	)	(91)	(121)	(140)
Additional deduction for qualified research and development costs	(i	)	(80)	(139)	(268)
Tax effect of non-deductible expenses			501	366	447
Tax effect of non-taxable income from share of net profit of joint ventures			(150)	(162)	(197)
Tax effect of non-taxable income from share of net profit of associates	(ii	)	(369)	(274)	(332)
Under/(over) provision in respect of prior years			18	(250)	40
Tax effect of unused tax losses not recognized, net of utilization	(iii	)	(162)	(79)	(68)
Others			(66)	(66)	—

Actual tax expense			2,824	2,795	3,450

(i)
According to the PRC enterprise income tax law and its relevant regulations, entities that are qualified as High and New Technology Enterprise under the tax law are entitled to a preferential income tax rate of 15% (2018: 15%; 2019: 15%). Certain subsidiaries of the Group obtained the approval of High and New Technology Enterprise and were entitled to a preferential income tax rate of 15% (2018: 15%; 2019: 15%), and certain research and development costs of the Group’s PRC subsidiaries are qualified for 75% (2018: 75%; 2019: 75%) additional deduction for tax purpose.

(ii)
Adjustment to investment in associates represents the tax effect on share of net profit of associates, including dilution gain, net of reversal of deferred tax assets on unrealized profit from transactions with Tower Company.

(iii)
As of December 31, 2020, the Group did not recognize deferred tax assets of approximately RMB181 million (2019: approximately RMB249 million) in respect of tax losses amounting to approximately RMB726 million (2019: approximately RMB997 million), since it is not probable that future taxable profits will be available against which the deferred tax asset can be utilized. The tax losses can be carried forward for five years from the year incurred and hence will be expired by the year of 2025.

As of December 31, 2020, the Group did not recognize deferred tax assets of RMB2,448 million (2019: RMB2,085 million) in respect of changes in fair value on financial assets through other comprehensive income
(non-recycling),
since it is not probable that the related tax benefit will be realized.

Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities
The analysis of deferred tax assets and deferred tax liabilities are as follows:

	2019	2020
Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	6,942	8,316
- Deferred tax asset to be recovered within 12 months	2,914	3,542

	9,856	11,858

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(8,292)	(10,360)
- Deferred tax liabilities to be settled within 12 months	(338)	(753)

	(8,630)	(11,113)

Net deferred tax assets after offsetting	1,226	745

Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	—	—
- Deferred tax asset to be recovered within 12 months	—	18

	—	18

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(87)	(82)
- Deferred tax liabilities to be settled within 12 months	—	—

	(87)	(82)

Net deferred tax liabilities after offsetting	(87)	(64)

Summary of Movement of Net Deferred Tax Assets/(Liabilities)
The movement of the net deferred tax assets/(liabilities) is as follows:

	2018	2019	2020
Net deferred tax assets after offsetting:
- Balance at December 31, 2017, 2018 and 2019	5,973	3,401	1,226
- Impact on initial application of IFRS 15 (Note)	(584)	—	—
- Impact on initial application of IFRS 9 (2014), “Financial instruments” (“IFRS 9 (2014)”) (Note)	265	—	—
- Impact on initial application of IFRS 16 (Note)	—	271	—

- Balance at January 1, 2018, 2019 and 2020	5,654	3,672	1,226
- Deferred tax charged to the statements of income	(2,256)	(2,447)	(471)
- Deferred tax credited/(charged) to other comprehensive income	3	1	(10)

- End of year	3,401	1,226	745

Net deferred tax liabilities after offsetting:
- Beginning of year	(108)	(111)	(87)
- Deferred tax (charged)/credited to the statements of income	(3)	24	18
- Deferred tax credited to the statement of other comprehensive income	—	—	5

- End of year	(111)	(87)	(64)

Note:	The Group has initially applied IFRS 15 and IFRS 9 (2014) at January 1, 2018. Under the transition method chosen, comparative information is not restated. See Note 2.2(c).
The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.2(d).

Summary of Components of Deferred Tax Assets/(Liabilities)
The components of the deferred tax assets/(liabilities) recognized in the consolidated statements of financial position and the movements during the year are as follows:

Deferred tax arising from:	Credit loss allowance	Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations (Note (i))	Deductible tax losses	Accruals of expenses not yet deductible for tax purpose	Unrealized income from the transactions with Tower Company	Gain from Tower Assets Disposal (Note (ii))	Accelerated depreciation of property, plant and equipment (Note (iii))	Contract costs	Depreciation charge of right-of-use assets	Others	Total
At December 31, 2017	1,603	1,403	2,244	2,554	697	(745)	(3,870)	—	—	1,979	5,865
Impact on initial application of IFRS 15	—	—	—	—	—	—	—	(584)	—	—	(584)
Impact on initial application of IFRS 9	265	—	—	—	—	—	—	—	—	—	265

At January 1, 2018	1,868	1,403	2,244	2,554	697	(745)	(3,870)	(584)	—	1,979	5,546
(Charged)/Credited to the statements of income	(154)	(49)	(941)	626	(252)	373	(2,051)	355	—	(166)	(2,259)
Credited to other comprehensive income	—	—	—	—	—	—	—	—	—	3	3

At December 31, 2018	1,714	1,354	1,303	3,180	445	(372)	(5,921)	(229)	—	1,816	3,290
Impact on initial application of IFRS 16	—	—	—	—	—	—	—	—	271	—	271

At January 1, 2019	1,714	1,354	1,303	3,180	445	(372)	(5,921)	(229)	271	1,816	3,561
Credited/(Charged) to the statements of income	204	(48)	(933)	161	(64)	372	(2,651)	190	99	247	(2,423)
Credited to other comprehensive income	—	—	—	—	—	—	—	—	—	1	1

At December 31, 2019	1,918	1,306	370	3,341	381	—	(8,572)	(39)	370	2,064	1,139
Credited/(Charged) to the statements of income	575	(48)	(370)	842	(64)	—	(2,527)	39	20	1,080	(453)
Charged to other comprehensive income	—	—	—	—	—	—	—	—	—	(5)	(5)

At December 31, 2020	2,493	1,258	—	4,183	317	—	(11,099)	—	390	3,139	681

Summary of Temporary Differences
Deferred taxation as of
year-end
represents the taxation effect of the following temporary differences, taking into consideration the offsetting of balances related to the same tax authority:

	Note	2019	2020
Net deferred tax assets after offsetting:
Deferred tax assets:
Credit loss allowance		1,918	2,475
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations	(i)	1,306	1,258
Deductible tax losses		370	—
Accruals of expenses not yet deductible for tax purpose		3,341	4,183
Unrealized income from the transactions with Tower Company		381	317
Depreciation charge of right-of-use assets		370	390
Deferred revenue on subscriber points reward program		229	242
Unrealized income for the inter-company transactions		227	368
Government grants relating to assets		695	794
Intangible assets amortization difference		464	422
Others		555	1,409

		9,856	11,858

Deferred tax liabilities:
Accelerated depreciation of property, plant and equipment	(iii)	(8,572)	(11,099)
Contract costs		(39)	—
Others		(19)	(14)

		(8,630)	(11,113)

		1,226	745

Net deferred tax liabilities after offsetting:
Deferred tax assets:
Credit loss allowance		—	18

Deferred tax liabilities:
Accelerated depreciation for tax purpose		(87)	(82)

		(87)	(64)

(i)
The prepayments for the leasehold land were revalued for PRC tax purposes as of December 31, 2003 and 2004. However, the resulting revaluations of the prepayments for the leasehold land were not recognized under IFRSs. Accordingly, deferred tax assets were recorded by the Group under IFRSs.

(ii)
On October 14, 2015, The Group disposed tower assets (“Tower Assets Disposal”) to Tower Company in exchange for cash and shares issued by Tower Company (see Note 45). According to the applicable tax laws issued by the Ministry of Finance (“MOF”) and the SAT of the PRC, the gain from Tower Assets Disposal in exchange for investment in Tower Company (“Qualified Income”) is, upon fulfilling the filing requirement with in-charge
tax bureau, eligible to be deferred and treated as taxable income on a straight-line basis over a period not exceeding five years. Before completing the filing, the Group accrued current taxes payable based on the total gain from Tower Asset Disposal. During the year ended December 31, 2016, the Group successfully completed the filing requirement with in-charge
tax bureau with respect to the Qualified Income and since then has become eligible for deferring part of tax liability with respect to the Qualified Income, which is then reversed in the four years from 2016 to 2019.

(iii)
According to “Announcement on Enterprise Income Tax Policy for Those Enterprise Involved in the Accelerated Depreciation of Property, Plant and Equipment” (Caishui [2014] No.75) issued by the MOF and the SAT of the PRC, starting from 2014, the Group’s property, plant and equipment that comply with this tax policy are allowed to be depreciated under the accelerated depreciation method, or fully deducted for tax purpose in the year of purchase. Temporary differences arise from the different useful lives under tax basis and accounting basis have been recorded as deferred tax liabilities.